LONG-TERM DEBT (Details) $ / shares in Units, shares in Millions				12 Months Ended
	Jun. 18, 2015 USD ($) $ / shares	Oct. 17, 2013 USD ($) $ / shares	Sep. 24, 2012 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 10, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	May. 26, 2015 USD ($) $ / shares	Aug. 07, 2014 USD ($) $ / shares
LONG-TERM DEBT
Value of the Notes				$ 2,833,463,253			¥ 7,984,588,052		¥ 18,354,608,260
Less: Debt issuance costs | ¥					¥ (107,121,740)		(81,391,948)
Amount of notes tendered				18,366,377	118,973,720		400,610,842
Proceeds from early termination of call option | ¥								¥ 70,270,919
Proceeds from issuance of convertible debt				2,274,877,273	14,736,200,000		3,069,000,000	4,723,511,720
Proceeds from sale of warrants				$ 80,799,654	¥ 523,404,000			¥ 470,838,904
Priceline Group
LONG-TERM DEBT
Maximum percentage of outstanding shares to be held by lender				15.00%					15.00%
Recently Adopted Accounting Pronouncements
LONG-TERM DEBT
Value of the Notes | ¥							(81,000,000)
Long-term deposit and prepayment | ¥							¥ (81,000,000)
Level 2
LONG-TERM DEBT
Fair value of long term notes				$ 2,900,000,000					¥ 18,500,000,000
2017 Convertible Senior Notes
LONG-TERM DEBT
Value of the Notes				50,000,000					¥ 325,000,000
Less: Debt issuance costs			$ (5,400,000)
Aggregate principal amount			$ 180,000,000
Interest rate (as a percent)			0.50%
Proceeds from early termination of call option				$ 11,600,000
Proceeds from issuance of convertible debt			$ 175,000,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				1.00	1.00
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				1.00	1.00
2017 Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate			0.0517116
Initial conversion price (in dollars per share) | $ / shares			$ 19.34
Amount of notes tendered				$ 18,900,000		$ 65,500,000
Number of instruments | shares				1.0	1.0	3.4	3.4
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 26.37
2017 Convertible Senior Notes | ADS | Minimum
LONG-TERM DEBT
Percentage of cash incentive				1.50%	1.50%
2017 Convertible Senior Notes | ADS | Maximum
LONG-TERM DEBT
Percentage of cash incentive				2.00%	2.00%
2017 Convertible Senior Notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares				9.3	9.3
2017 Convertible Senior Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants				$ 26,600,000
Exercise price of warrants sold (in dollars per share) | $ / shares				$ 26.37
Expected life of warrants				5 years	5 years
2017 Convertible Senior Notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares				9.3					9.3
2018 Convertible Senior Notes
LONG-TERM DEBT
Value of the Notes				$ 800,000,000			¥ 4,963,680,000
Less: Debt issuance costs		$ (19,600,000)
Aggregate principal amount		$ 800,000,000
Interest rate (as a percent)		1.25%
Proceeds from issuance of convertible debt		$ 780,000,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				1.00	1.00
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				1.00	1.00
2018 Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate		0.0127568		78.39	78.39
Initial conversion price (in dollars per share) | $ / shares		$ 78.39
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 96.27
2018 Convertible Senior Notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares				10.2	10.2
2018 Convertible Senior Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants				$ 77,200,000
Exercise price of warrants sold (in dollars per share) | $ / shares				$ 96.27
Expected life of warrants				5 years	5 years
2018 Convertible Senior Notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares				10.2					10.2
2020 Convertible Senior Notes
LONG-TERM DEBT
Value of the Notes									¥ 4,534,460,000		$ 700,000,000	¥ 4,500,000,000
Less: Debt issuance costs	$ (11,300,000)
Aggregate principal amount	$ 700,000,000
Interest rate (as a percent)	1.00%
Proceeds from issuance of convertible debt	$ 689,000,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				1.00	1.00
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				1.00	1.00
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 135.02
2020 Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate	0.0091942			108.76	108.76
Initial conversion price (in dollars per share) | $ / shares	$ 108.76
2020 Convertible Senior Notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares				6.4	6.4
2020 Convertible Senior Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants				$ 84,400,000
Exercise price of warrants sold (in dollars per share) | $ / shares				$ 135.02
Expected life of warrants				5 years	5 years
2020 Convertible Senior Notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares				6.4					6.4
2025 Convertible Senior Notes
LONG-TERM DEBT
Value of the Notes				$ 400,000,000					¥ 2,591,120,000
Less: Debt issuance costs	$ (6,800,000)
Aggregate principal amount	$ 400,000,000
Interest rate (as a percent)	1.99%
Proceeds from issuance of convertible debt	$ 393,000,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				1.00	1.00
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				1.00	1.00
2025 Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate	0.0093555			108.76	108.76
Initial conversion price (in dollars per share) | $ / shares	$ 106.89
Priceline Convertible 2019 Notes
LONG-TERM DEBT
Value of the Notes | ¥							¥ 3,102,300,000		3,238,900,000
Aggregate principal amount														$ 500,000,000
Interest rate (as a percent)														1.00%
Priceline Convertible 2019 Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares														$ 81.36
Priceline Convertible 2020 Notes
LONG-TERM DEBT
Value of the Notes | ¥									1,619,450,000
Aggregate principal amount													$ 250,000,000
Interest rate (as a percent)													1.00%
Priceline Convertible 2020 Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares													$ 104.27
Priceline Convertible 2025 Notes
LONG-TERM DEBT
Value of the Notes | ¥									3,238,900,000
Hillhouse 2% Convertible 2025 Notes
LONG-TERM DEBT
Value of the Notes | ¥									¥ 3,238,900,000
Priceline and Hillhouse Notes
LONG-TERM DEBT
Aggregate principal amount										$ 1,000,000,000
Interest rate (as a percent)										2.00%
Priceline and Hillhouse Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares										$ 69.46